Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Property and equipment, Gross		$ 7,796,135	$ 7,044,821
Less accumulated depreciation		(6,574,308)	(6,209,284)
Property and equipment, net	$ 197,502	1,221,827	835,537
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		745,800	729,504
Laboratory And Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		4,829,323	4,109,367
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		1,520,713	1,505,651
Office Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross		$ 700,299	$ 700,299